SUPPLEMENT DATED SEPTEMBER 20, 1995 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR THE LORD ABBETT GLOBAL FUND, INC.

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         Lord Abbett   Global Fund
                       Income Series


Investment Opportunities

     Have No Borders


                                                                     Summer 1995

                            [ARTWORK APPEARS HERE]


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

Don't Stand On The Sidelines.
It's A Big World. Invest In It.

         Global investing gives portfolio managers an opportunity to capture high returns throughout the world.

Over 50% of all bonds issued in the world today are issued outside of the United States.

         As shown below, yields on high-quality bonds vary from country to country. A portfolio which includes high-quality foreign bonds has the opportunity to search for higher yields around the globe.

                             [CHART APPEARS HERE]

         Percent Yield/(1)/
         United States                        6.25%
         Canada                               7.98%
         Denmark                              8.56%
         France                               7.65%
         Italy                               12.66%
         Japan                                2.84%
         Spain                               11.56%
         United Kingdom                       8.41%


         Going Global Provided Better Total Returns

         Over the last 10 1/2 years, different countries have had widely different total returns on their bonds.

         A Comparison of 10-Year Government Bonds, After Currency Translations into U.S. Dollars

                                                                                                           6 Months  10 1/2 Years
                                                                                                              Ended         Ended
                    1985     1986     1987     1988     1989     1990     1991    1992     1993     1994    6/30/95       6/30/95
Canada              15.8     16.1      8.0     19.0     16.1      5.6     24.1    (0.5)    13.2    (13.6)      14.4         192.7
---------------------------------------------------------------------------------------------------------------------------------
France              43.8     47.4     20.6      7.3      8.9     19.8     16.4     4.6     17.0     (0.5)      19.5         506.1
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Germany             38.0     37.6     27.1     (3.0)     5.6     10.5     10.8     6.2     10.6      5.1       20.3         349.5
---------------------------------------------------------------------------------------------------------------------------------
Japan               37.5     36.1     40.4      2.7    (14.4)     3.0     24.2    11.3     30.8      5.5       36.5         519.5
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom      43.4     14.4     46.4      2.3     (3.5)    34.2     14.7    (3.9)    21.4     (5.4)       7.9         334.6
---------------------------------------------------------------------------------------------------------------------------------
United States       26.6     24.1     (4.6)     8.8     14.0      6.7     17.0     7.3     12.1     (6.7)      15.2         200.0
---------------------------------------------------------------------------------------------------------------------------------

         All figures indicate percentage total returns in U.S. dollars; ( ) signify negative return. Sources: J.P. Morgan Securities and Goldman Sachs International, Limited. Bold figures represent the highest total return in the year indicated.

         In 1987, the total return on U.S. bonds was -4.6%; the average return for the six countries listed above was +23.0%.

         Data on this page does not represent Income Series performance. There is no guarantee that performance depicted herein will be repeated in the future, or that the Income Series' portfolio will include all of the countries shown.

         (1) Yields to maturity on recently offered 10-year government bonds.
             Sources: J.P. Morgan Securities and Goldman Sachs International, Limited. Data as of June 30, 1995.

The Comfort of Quality;
The Advantage of Diversification.

         Lord Abbett Global Fund-Income Series only invests in quality bonds.
              As of June 30, 1995:

         80% of bonds held in the portfolio were government or government agency obligations.

         90% of bonds held in the portfolio were rated AAA.

         100% of bonds held in the portfolio were issued in industrialized, developed countries.

         -----------------------------------------------------------------------

         13 Countries. 1 Portfolio.


                            [ARTWORK APPEARS HERE]



         United States:  ..................   21.1%
         Australia:      ..................    1.3%
         Belgium:        ..................    4.3%
         Canada:         ..................    2.3%
         Denmark:        ..................    5.1%
         France:         ..................    4.0%
         Germany:        ..................   19.2%
         Italy:          ..................    3.1%
         Japan:          ..................   14.1%
         Netherlands:    ..................    6.3%
         Spain:          ..................    4.7%
         Sweden:         ..................    1.3%
         United Kingdom: ..................    6.8%
         Cash and
           Equivalents:  ..................    6.4%

         =======================================================================

         Performance Results

         Since its establishment in 1988, the Income Series has offered investors a unique advantage--the Lord Abbett approach to global investing.

                             [CHART APPEARS HERE]

         Cumulative total return figures from 9/30/88 (Fund inception)through 6/30/95, with Fund data at net asset value:

         The Series                                             81.9%
         Six-Month CD(3)                                        48.5%
         Moringstar Average of General U.S. Government Funds(4) 67.3%
         Moringstar Average of World Bond Funds(4)              75.4%

         Unlike the Series, a CD is insured, and its rate and principal are guaranteed if held until maturity. The FDIC insures CDs up to $100,000. The CD rate is subject to change when the CD is renewed.

         SEC-required uniformly computed average annual rates of total return at the current maximum sales charge of 4.75% for the following periods ended 6/30/95 were:

         -----------------------------------------------------------------------
         Life of Series           5 Years      1 Year         Life of Series
         (inception: 9/30/88)                              (at net asset value)
         -----------------------------------------------------------------------
         +8.47%                   +8.63%       +8.20%            +9.27%
         -----------------------------------------------------------------------

         The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The results quoted herein represent past performance which is no indication of future results.

         Consistent Performance

         The Income Series had consistently strong performance versus other world bond funds for the periods ending 6/30/95.

         -----------------------------------------------------------------------
         5 Years             Top 18%  (6th out of 27 funds)
         -----------------------------------------------------------------------
         1 Year              Top 31%  (39th out of 125 funds)
         -----------------------------------------------------------------------

         Source: Morningstar, Inc. Rankings are based on total return and do not reflect sales charges. For the period from inception (9/30/88) through 6/30/95, the Series ranked in the top 19% (4th out of 21 funds).


         (2) Total return reflects the percent change in net asset value assuming the reinvestment of all distributions. If the sales charge was reflected, the Series performance quoted would be reduced. Period from 9/30/88 (inception) to 6/30/95.

        (3) Source: Salomon Brothers.

        (4) Source: Morningstar, Inc.

Fund Facts and Figures as of 6/30/95

Assets:                                     Capital Gains:
----------------------------------          ----------------------------------
     $250 million                                Once a year, if any

Established:                                Average Portfolio Maturity:
----------------------------------          ----------------------------------
     1988                                        8.8 years

Dividends:                                  Minimum Initial Investment:
----------------------------------          ----------------------------------
     Declared daily; paid monthly                $1,000; $250 for IRAs

Portfolio Management In Action

Established in 1929, Lord, Abbett & Co. has over 65 years of investment experience and manages over $17 billion in assets for individual investors and institutions. In analyzing the global markets, the Firm works together with Dunedin Fund Managers Limited of Scotland to manage the Income Series. Dunedin and its predecessors have been managing global investments since 1873.

Important Information

Performance reflects appropriate Rule 12b-1 expenses from commencement of the Plan. Tax consequences are not reflected. A current prospectus which contains more complete information about the Fund, including charges and expenses, can be obtained by calling your financial adviser or Lord, Abbett & Co. at 800-874-3733. An investor should read the prospectus carefully before investing. Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement and trading practices. Series shares are neither insured nor guaranteed by any government or government agency. The Series purchases short- and intermediate-term high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset value of shares of the Series as the market value of the premium securities decreases over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. The Series' sales charge structure has changed from the past.

If used after 9/30/95, this literature must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.



[LOGO OF LORD,
ABBETT & CO.       Lord, Abbett & Co.
APPEARS HERE]    Investment Management
A Tradition of Performance Through Disciplined Investing
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The GM Building * 767 Fifth Avenue * New York, NY 10153-0203 * 800-426-1130

                                                                      LAG-6I-695
                                                                          (9/95)